SHARE-BASED COMPENSATION - Option activity (Details) - ¥ / shares	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of options
Options outstanding at January 1, 2017 (in shares)	28,589,782
Granted (in shares)	166,667
Exercise of share options (in shares)	(376,984)
Forfeited (in shares)	(19,000)
Options outstanding at September 30, 2017 (in shares)	28,360,465
Weighted average exercise price
Options outstanding at January 1, 2017 (in RMB per share)	¥ 5.2
Granted (in RMB per share)	5.3
Exercised (in RMB per share)	5.2
Forfeited (in RMB per share)	5.2
Options outstanding at September 30, 2017 (in RMB per share)	5.2
Weighted average grant-date fair value per option
Options outstanding at January 1, 2017 (in RMB per share)	3.2
Granted (in RMB per share)	7.6
Exercised (in RMB per share)	1.9
Forfeited (in RMB per share)	1.9
Options outstanding at September 30, 2017 (in shares)	¥ 3.2
Options vested and expect to vest
Number of options	28,360,465
Weighted average exercise price (in RMB per share)	¥ 5.2
Weighted average grant-date fair value per option (in RMB per share)	¥ 3.2
Stock options outstanding and stock options exercisable
Number of shares	28,360,465
Weighted average remaining contractual life (years)	2 years 6 months
Weighted average exercise price (in RMB per share)	¥ 5.2
Employee stock options
Other disclosures
Forfeitable and unvested (in shares)	0
Non-employee options
Other disclosures
Forfeitable and unvested (in shares)	433,333	600,000